Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	Sono Group N.V.
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity Central Index Key	0001840416
Amendment Flag	false